Income taxes benefit (expense) - Current Year Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Loss before tax for the year	$ (2,059,063,000)	$ (1,191,327,000)	$ (449,260,000)
Tax according to the applicable tax rate	514,766,000	280,200,000	85,359,000
Effect of different tax rates in other countries	(76,738,000)	(25,817,000)	16,559,000
Operating income/costs, non-taxable	(50,039,000)	19,924,000	85,861,000
Withholding tax	2,170,000	(15,634,000)	(983,000)
Not recognized tax losses carried forward	(276,790,000)	(209,739,000)	(188,757,000)
Non-recognition of deferred tax assets on other temporary differences	(104,779,000)	(40,585,000)	(12,185,000)
Recognition/derecognition of deferred taxes from previous year	1,228,000	124,000	(11,830,000)
Current tax related to previous year	(652,000)	979,000	(3,781,000)
Income tax benefit (expense)	$ 9,166,000	$ 9,452,000	$ (29,757,000)
Applicable tax rate	2500.00%	23.52%	19.00%
Change in fair value of earn-out rights, tax	$ 35,115	$ 104,233
Expense from share-based payment transactions, tax	49,513	15,300
Other non-tax deductible income (expense)	$ 35,641	$ 69,009